Parametric Commodity Strategy Fund

PARAMETRIC ABSOLUTE RETURN FUND
PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2014

1. The following replaces the sentence on the front cover under “Parametric Commodity Strategy Fund”:

A diversified fund seeking total return

2. The following paragraph is deleted under “Principal Investment Strategies” in “Fund Summaries – Parametric Commodity Strategy Fund”:

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

June 10, 2014	15182 6.10.14